Consolidated Statement of Cash Flows - USD ($)		12 Months Ended
		Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income (loss)		$ 46,300,000	$ (373,300,000)	$ (502,200,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net loss (gain) on property dispositions, asset impairment and lease exit costs		66,700,000	(39,200,000)	103,300,000
Goodwill impairment		142,300,000	0	0
Depreciation and amortization		1,898,100,000	1,804,800,000	1,613,700,000
LIFO expense (benefit)		3,000,000	(7,900,000)	29,700,000
Deferred income tax		(1,094,100,000)	(219,500,000)	(90,400,000)
Pension and post-retirement benefits expense		(900,000)	95,500,000	14,100,000
Contributions to pension and post-retirement benefit plans		(21,900,000)	(11,500,000)	(7,400,000)
(Gain) loss on interest rate swaps and commodity hedges, net		(6,200,000)	(7,000,000)	16,200,000
Amortization and write off of deferred financing costs		56,100,000	84,400,000	69,300,000
(Gain) loss on debt extinguishment		(4,700,000)	111,700,000	0
Equity-based compensation expense		45,900,000	53,300,000	97,800,000
Other		110,300,000	70,300,000	24,000,000
Changes in operating assets and liabilities, net of effects of acquisition of businesses:
Receivables, net		21,700,000	(9,200,000)	(15,800,000)
Inventories, net		45,600,000	2,700,000	(245,000,000)
Accounts payable, accrued salaries and wages and other accrued liabilities		(158,200,000)	233,600,000	(244,400,000)
Self-insurance assets and liabilities		(55,300,000)	(42,500,000)	(133,400,000)
Other operating assets and liabilities		(75,900,000)	67,300,000	172,100,000
Net cash provided by operating activities		1,018,800,000	1,813,500,000	901,600,000
Cash flows from investing activities:
Business acquisitions, net of cash acquired	[1]	(148,800,000)	(220,600,000)	(710,800,000)
Payments for property, equipment, intangibles, including payments for lease buyouts		(1,547,000,000)	(1,414,900,000)	(960,000,000)
Proceeds from divestitures		0	0	454,700,000
Proceeds from sale of assets		939,200,000	477,000,000	112,800,000
Proceeds from sale of Casa Ley		344,200,000	0	0
Changes in restricted cash		(600,000)	3,400,000	256,900,000
Other		(56,600,000)	78,900,000	34,600,000
Net cash used in investing activities		(469,600,000)	(1,076,200,000)	(811,800,000)
Cash flows from financing activities:
Proceeds from issuance of long-term debt		290,000,000	3,053,100,000	453,500,000
Payments on long-term borrowings		(870,600,000)	(2,832,700,000)	(903,400,000)
Payment of make-whole premium on debt extinguishment		0	(87,700,000)	0
Payments of obligations under capital leases		(107,200,000)	(123,200,000)	(120,000,000)
Payments for debt financing costs		(1,500,000)	(31,800,000)	(41,500,000)
Payment of Casa Ley contingent value right		(222,000,000)	0	0
Proceeds from member contributions		0	0	21,600,000
Employee tax withholding on vesting of phantom units		(17,500,000)	(17,400,000)	(46,100,000)
Member distributions		(250,000,000)	0	0
Proceeds from financing leases		137,600,000	0	0
Other		(56,900,000)	(58,100,000)	0
Net cash used in financing activities		(1,098,100,000)	(97,800,000)	(635,900,000)
Net (decrease) increase in cash and cash equivalents		(548,900,000)	639,500,000	(546,100,000)
Cash and cash equivalents at beginning of period		1,219,200,000	579,700,000	1,125,800,000
Cash and cash equivalents at end of period		670,300,000	1,219,200,000	579,700,000
Reconciliation of capital investments:
Payments for property and equipment, including payments for lease buyouts		(1,547,000,000)	(1,414,900,000)	(960,000,000)
Payments for lease buyouts		26,500,000	39,400,000	48,300,000
Total payments for capital investments, excluding lease buyouts		(1,520,500,000)	(1,375,500,000)	(911,700,000)
Non-cash investing and financing activities were as follows:
Additions of capital lease obligations, excluding business acquisitions		31,000,000	11,500,000	52,400,000
Purchases of property and equipment included in accounts payable		179,700,000	220,200,000	166,300,000
Interest and income taxes paid:
Interest paid, net of amount capitalized		813,500,000	924,200,000	964,300,000
Income taxes paid (refunded)		$ 15,800,000	$ 129,200,000	$ (78,300,000)

[1]	Business acquisitions, net of cash acquired during the 52 weeks ended February 27, 2016 primarily related to consideration paid in connection with the A&P Transaction and Haggen Transaction in addition to incremental consideration related to the Safeway acquisition